UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-01899

Dreyfus Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	02/28(9)
Date of reporting period:	05/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Growth Fund, Inc.
May 31, 2017 (Unaudited)

Common Stocks - 98.3%	Shares		Value ($)
Automobiles & Components - .8%
Delphi Automotive	165,320		14,543,200
Banks - .7%
JPMorgan Chase & Co.	147,886		12,148,835
Capital Goods - 8.3%
Eaton	265,068		20,510,962
Fortive	338,039		21,110,536
Honeywell International	307,202		40,854,794
Quanta Services	364,317	[a]	11,169,959
Raytheon	134,554		22,068,202
United Technologies	222,301		26,960,665
			142,675,118
Consumer Durables & Apparel - 1.4%
Newell Brands	456,006		24,145,518
Consumer Services - 1.6%
Starbucks	427,502		27,193,402
Diversified Financials - 2.3%
Ameriprise Financial	147,684		17,838,750
CME Group	180,853		21,212,248
			39,050,998
Energy - .6%
Pioneer Natural Resources	46,707		7,793,530
Superior Energy Services	193,968	[a]	2,011,448
			9,804,978
Food & Staples Retailing - 2.9%
Costco Wholesale	170,426		30,749,963
Walgreens Boots Alliance	246,194		19,946,638
			50,696,601
Food, Beverage & Tobacco - 4.2%
Conagra Brands	361,053		13,914,983
Kellogg	225,358		16,135,633
Kraft Heinz	245,924		22,674,193
Molson Coors Brewing, Cl. B	209,409		19,849,879
			72,574,688
Health Care Equipment & Services - 9.4%
Aetna	155,386		22,509,216

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.3% (continued)	Shares		Value ($)
Health Care Equipment & Services - 9.4% (continued)
Boston Scientific	918,073	[a]	24,815,513
Danaher	333,502		28,327,660
Dentsply Sirona	255,426		16,224,660
Hologic	303,694	[a]	13,152,987
UnitedHealth Group	323,197		56,617,650
			161,647,686
Materials - 3.5%
Dow Chemical	378,740		23,466,730
Nucor	333,655		19,385,356
Vulcan Materials	147,811		18,424,641
			61,276,727
Media - 5.5%
CBS, Cl. B	279,964		17,108,600
Charter Communications, Cl. A	90,485	[a]	31,267,092
Comcast, Cl. A	1,111,422		46,335,183
			94,710,875
Pharmaceuticals, Biotechnology & Life Sciences - 8.8%
BioMarin Pharmaceutical	255,727	[a]	22,411,914
Celgene	314,397	[a]	35,970,161
Eli Lilly & Co.	346,163		27,544,190
Neurocrine Biosciences	273,089	[a,b]	11,871,179
Regeneron Pharmaceuticals	49,995	[a]	22,950,705
TESARO	86,637	[a,b]	12,935,770
Zoetis	302,926		18,866,231
			152,550,150
Retailing - 13.0%
Amazon.com	78,274	[a]	77,852,886
Dollar Tree	157,918	[a]	12,270,229
Home Depot	259,543		39,842,446
Nordstrom	271,384	[b]	11,343,851
Priceline Group	23,355	[a]	43,839,437
The TJX Companies	216,460		16,279,957
Ulta Beauty	76,370	[a]	23,280,631
			224,709,437
Semiconductors & Semiconductor Equipment - 4.8%
Broadcom	137,694		32,974,959
NVIDIA	124,339		17,948,335
Texas Instruments	399,441		32,949,888
			83,873,182

Common Stocks - 98.3% (continued)	Shares		Value ($)
Software & Services - 27.0%
Alphabet, Cl. A	50,660	[a]	50,005,979
Alphabet, Cl. C	68,566	[a]	66,156,591
Citrix Systems	283,468	[a]	23,397,449
Facebook, Cl. A	519,179	[a]	78,634,851
Fortinet	379,882	[a]	14,944,558
HubSpot	24,303	[a]	1,752,246
Intuit	98,577		13,863,869
Microsoft	1,320,870		92,249,561
Oracle	679,397		30,837,830
salesforce.com	317,071	[a]	28,422,244
ServiceNow	167,123	[a]	17,489,422
Splunk	212,914	[a,b]	13,038,853
Square, Cl. A	822,882	[a]	18,918,057
Teradata	412,136	[a,b]	11,234,827
Twilio, Cl. A	264,792	[b]	6,437,094
			467,383,431
Technology Hardware & Equipment - 1.0%
Cisco Systems	526,463		16,599,378
Telecommunication Services - 1.1%
T-Mobile US	274,603	[a]	18,513,734
Transportation - 1.4%
Union Pacific	214,732		23,684,940
Total Common Stocks (cost $1,210,368,056)			1,697,782,878
Other Investment - .8%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $14,506,497)	14,506,497	[c]	14,506,497
Investment of Cash Collateral for Securities Loaned - 1.7%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $29,524,076)	29,524,076	[c]	29,524,076
Total Investments (cost $1,254,398,629)	100.8%		1,741,813,451
Liabilities, Less Cash and Receivables	(.8%)		(14,084,869)
Net Assets	100.0%		1,727,728,582

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At May 31, 2017, the value of the fund’s securities on loan was $37,409,012 and the value of the collateral held by the fund was $38,122,751, consisting of cash collateral of $29,524,076 and U.S. Government & Agency securities valued at $8,598,675.
[c] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	27.0
Retailing	13.0
Health Care Equipment & Services	9.4
Pharmaceuticals, Biotechnology & Life Sciences	8.8
Capital Goods	8.3
Media	5.5
Semiconductors & Semiconductor Equipment	4.8
Food, Beverage & Tobacco	4.2
Materials	3.5
Food & Staples Retailing	2.9
Money Market Investments	2.5
Diversified Financials	2.3
Consumer Services	1.6
Consumer Durables & Apparel	1.4
Transportation	1.4
Telecommunication Services	1.1
Technology Hardware & Equipment	1.0
Automobiles & Components	.8
Banks	.7
Energy	.6
100.8
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Research Growth Fund, Inc.
May 31, 2017 (Unaudited)

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	1,664,807,919	-	-	1,664,807,919
Equity Securities—
Foreign Common
Stocks†	32,974,959	-	-	32,974,959
Registered Investment
Companies	44,030,573	-	-	44,030,573

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2017, accumulated net unrealized appreciation on investments was $487,414,822, consisting of $502,201,622 gross unrealized appreciation and $14,786,800 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 13, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 13, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)